Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) - GBP (£) £ in Thousands, shares in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of classes of share capital [line items]
Beginning balance, Shares	32,226
Issue of shares on exercise of options, Shares	230
Ending balance, Shares	32,456
Beginning balance	£ 81,594	£ 93,420
Issue of shares on exercise of options	117	182
Ending balance	70,207	84,874
Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	1,289	1,272
Issue of shares on exercise of options	9	15
Ending balance	1,298	1,287
Share Premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	79,426	79,236
Issue of shares on exercise of options	108	167
Ending balance	£ 79,534	£ 79,403